UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-8546

                            The Bramwell Funds, Inc.

                                745 Fifth Avenue
                                   16th Floor
                               New York, NY 10151
                    -----------------------------------------
                    (Address of principal executive offices)

                                   Dechert LLP
                              30 Rockefeller Plaza
                                  New York, NY 10112
                    -----------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (212) 698-3500
                                                          --------------
                        Date of fiscal year end: June 30
                                                 -------
                   Date of reporting period: December 31, 2004
                                             -----------------

ITEM 1.  REPORTS TO STOCKHOLDERS

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

                             [BRAMWELL FUNDS LOGO]

                               Semi-Annual Report
                               December 31, 2004

                                    [PHOTO]
                           ELIZABETH R. BRAMWELL, CFA
                                 PRESIDENT AND
                            CHIEF INVESTMENT OFFICER

                            "FOCUSED ON THE FUTURE,
                              GUIDED BY THE PAST"

                              BRAMWELL GROWTH FUND
                              BRAMWELL FOCUS FUND

                            The Bramwell Funds, Inc.
                                 1-800-BRAMCAP
                                 1-800-272-6227
                             WWW.BRAMWELLFUNDS.COM

[BRAMWELL FUNDS LOGO]

DEAR FELLOW SHAREHOLDERS:

INVESTMENT RESULTS - QUARTER ENDED DECEMBER 31, 2004

The equity markets advanced sharply in the December quarter making up for lackluster results in the first nine months of the year. The BRAMWELL GROWTH FUND gained 7.88% to $19.86 net asset value per share and the BRAMWELL FOCUS FUND gained 10.92% to $9.85 net asset value per share while the S&P 500/R Stock Index rose 9.23%. For the calendar year, the Growth Fund increased 4.37% after payment of $0.3661 long-term capital gain on November 5th. Bramwell Focus, which paid out no dividends in 2004, increased 6.95%. The S&P 500/R Stock Index rose 10.88%. See tables on pages 3 and 6 for additional historic performance.

Both the Growth and Focus Funds received 4-Star Overall Morningstar Ratings (****) in the U.S.-domiciled Large Growth category as of December 31, 2004. Both Funds also received 4 stars for the 3- and 5-year periods when rated against 1,039 and 743 Large Growth funds, respectively, and the Growth Fund received 4 stars for the 10-year period when rated against 260 Large Growth funds.(a)

COMMENTARY

The equity markets rose strongly in the quarter once uncertainty about future political leadership was lifted with the reelection of the President. Inflation was tame despite high oil prices and a weak dollar. Although short-term interest rates rose, long-term interest rates moved very little. Employment increased, corporate profits were strong and dividend payouts rose.

Industries that did particularly well for both Funds were retailing, information processing, industrial products and business services. Top performing stocks for the Growth Fund were Dell, Computer Sciences, JC Penney, Coach and FedEx. Top performers for the Focus Fund were Computer Sciences, Coach and Autodesk. Poorly performing stocks for the Growth Fund were American International Group, Pfizer and Martek. Poorly performing stocks for the Focus Fund were Martek and Gilead.

The calendar year was generally difficult for growth stocks as technology and pharmaceuticals, historic mainstay industries for growth investing, restrained performance. Semiconductor stocks, although reporting good earnings, suffered from concerns about excess inventories and capacity at the end of the year. Intel was a particularly poor performer. Pharmaceutical stocks suffered from uncertainty about future patent expirations, generic competition, new product pipelines and future pricing flexibility. Pfizer did especially poorly.

Since the market bubble of 1999, value stocks have outperformed growth stocks. However, valuation metrics have narrowed considerably so that we believe that growth stocks have increased their comparative attractiveness going forward.

Valuations of both Funds look attractive with each Fund priced near parity to projected forward growth of some 20%. Historically, when price/earnings ratios to growth approximate 1.0, market performance is enhanced.

(a) For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating/TM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating/TM for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating/TM metrics. Morningstar ratings are proprietary and are not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. C/2004 Morningstar, Inc. All Rights Reserved.

Semi-Annual Report

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                                                           [BRAMWELL FUNDS LOGO]

OUTLOOK

Although economic growth is expected to decelerate in 2005, nevertheless, we expect economic growth to continue at a healthy and sustainable, non-inflationary 3% rate. We expect some 10% growth in S&P 500/R Stock Index operating earnings per share and for stock prices to move in line with earnings gains.

Inflation is expected to stay low given competition and slower but continued productivity gains. Corporate managements are expected to hire and invest in plant and equipment at a non-inflationary pay-as-you-go rate. A reversal of a declining dollar and/or receding risk premium for oil would restrain inflation further.

Short-term interest rates are expected to rise over the next several months, e.g., from 2.25% to about 3.0% for the Fed Funds rate, but long-term rates are not expected to move proportionately as much. We believe that Federal Reserve tightening is designed to deter speculative activity but not to deter economic growth. This should be favorable for long-term investing.

We anticipate that investors will put more emphasis on total return, i.e., capital gains plus dividends, especially with the continuance of favorable federal tax rates at 15% on long-term capital gains and dividends. With corporate balance sheets flush with cash, more stock repurchases and higher dividend payouts are expected.

Investment themes for identifying investment opportunities include:

o Infrastructure development to keep up with global trade. Roads, ports, bridges, power plants and communications stand to benefit.

o Rising standard of living as a middle class expands in emerging markets. Financial products (e.g., insurance, consumer credit, mortgages), basic consumer goods, cars, appliances and housing should gain.

o Consumer brands with global appeal.

o Global manufacturers.

o Transnational companies with critical mass and competitive intellectual capital and financial strength.

o New products, e.g., continued digitalization of consumer products such as cameras and TVs, increased use of electronics in automobiles, enhanced wireless communications, VoIP and multiple medical devices.

o Potential benefits from continued move to free markets, private ownership and democracies around the world.

FUND INFORMATION

Further information may be found on our Web site WWW.BRAMWELLFUNDS.COM including daily and historic performance as well as monthly portfolio holdings and quarterly shareholder letters. Further information may also be obtained by calling 1-800-BRAMCAP (1-800-272-6227). The NASDAQ symbol for the Focus Fund is BRFOX and for the Growth Fund, BRGRX.

Equity markets are inherently volatile and investors are encouraged to invest over time to smooth the effects of volatility. To facilitate regular investment programs, an Automatic Investment Plan, with initial and subsequent investment minimums of $50 per month, is available upon request.

Sincerely,

/s/ Elizabeth R. Bramwell

Elizabeth R. Bramwell, CFA
President and Chief Investment Officer                         January 26, 2005

The outlook and opinions expressed above represent the views of the investment adviser as of January 26, 2005. They are subject to change as well as all equity positions in the Funds' portfolios as market and economic events unfold.

                                                              Semi-Annual Report

[BRAMWELL FUNDS LOGO]

                              BRAMWELL GROWTH FUND

DECEMBER 31, 2004 (UNAUDITED)The Bramwell Growth Fund is a no-load, diversified fund that generally invests in a portfolio of 60-90 stocks of companies that the
             Adviser believes have above-average growth potential.

                               INDUSTRY HOLDINGS
--------------------------------------------------------------------------------
Retailing                                                                15.5%
Industrial Products                                                       14.5
Healthcare Products                                                       11.8
Information Processing Equipment                                           9.6
Energy                                                                     9.5
Financial Services                                                         4.7
Food Products                                                              4.2
Transportation                                                             4.0
Restaurants                                                                3.9
Business Services                                                          3.5
Electronics                                                                3.2
Information Processing Software                                            3.2
Consumer Products                                                          2.5
Automotive/Heavy Equipment                                                 2.4
Chemicals/Metals                                                           2.1
Communications                                                             2.1
Variable Rate Demand Note                                                  1.6
Healthcare Services                                                        1.5
Other Assets less Liabilities                                              0.2
                                                                        --------
                                                                        100.0%

                             MAJOR EQUITY HOLDINGS
--------------------------------------------------------------------------------
Dell                                                                      4.2%
General Electric                                                           3.1
Walgreen                                                                   3.0
Best Buy                                                                   2.9
3M                                                                         2.8
Computer Sciences                                                          2.8
Medtronic                                                                  2.7
FedEx                                                                      2.4
JC Penney                                                                  2.3
Illinois Tool Works                                                        2.3
ExxonMobil                                                                 2.3
International Business Machines                                            2.0
Procter & Gamble                                                           2.0
Gilead Sciences                                                            2.0
American Express                                                           1.9
                                                                        --------
                                                                         38.7%

COMPARATIVE INVESTMENT        Dec.     One    Three     Five    Ten     Since
RETURNS (12/31/04)              Q     Year    Years    Years   Years  Inception*
--------------------------------------------------------------------------------
BRAMWELL GROWTH FUND          7.88%    4.37%   0.11%   (3.89)%  10.73%   10.55%
S&P 500/R Stock Index         9.23    10.88    3.60    (2.30)   12.07    11.73
Russell 1000/R Growth Index   9.17     6.30   (0.18)   (9.29)    9.59     9.70

*From August 1, 1994.

Returns shown for the Bramwell Growth Fund include the reinvestment of all dividends and are net of expenses. The annual expense ratio, which is contractually capped by the Adviser at 1.75% through December 31, 2005, favorably affected performance through June 30, 1997. Past performance is not predictive of future performance. Investment returns and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

Returns for periods greater than one year are compound average annual rates of return. Standard & Poor's 500/R Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000/R Growth Index is a market capitalization-weighted index of the 1,000 largest U.S. domiciled companies with higher price-to-book ratios and higher growth rates.

Semi-Annual Report

                                                           [BRAMWELL FUNDS LOGO]

                              BRAMWELL GROWTH FUND

            PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)

                                                                        MARKET
                                                    SHARES              VALUE
                                                  ----------          ----------
COMMON STOCKS - 98.23%

AUTOMOTIVE/HEAVY
   EQUIPMENT - 2.39%
Caterpillar, Inc.                                     20,000        $1,950,200
Paccar, Inc.                                          36,000         2,897,280
                                                                   -----------
                                                                     4,847,480
                                                                   -----------
BUSINESS SERVICES - 3.51%
Computer Sciences Corp.*                             100,000         5,637,000
Robert Half International, Inc.                       50,000         1,471,500
                                                                   -----------
                                                                     7,108,500
                                                                   -----------
CHEMICALS/METALS - 2.13%
Commercial Metals Co.                                 10,000           505,600
Freeport-McMoRan
   Copper & Gold, Inc.                                13,000           496,990
Praxair, Inc.                                         75,000         3,311,250
                                                                   -----------
                                                                     4,313,840
                                                                   -----------
COMMUNICATIONS - 2.08%
Avaya, Inc.*                                          90,000         1,548,000
Cisco Systems, Inc.*                                 110,000         2,123,000
Nokia OYJ - ADR                                       35,000           548,450
                                                                   -----------
                                                                     4,219,450
                                                                   -----------
CONSUMER PRODUCTS - 2.49%
Estee Lauder Companies, Inc. (The)                    20,000           915,400
Procter & Gamble Co.                                  75,000         4,131,000
                                                                   -----------
                                                                     5,046,400
                                                                   -----------
ELECTRONICS - 3.23%
Cree, Inc.*                                           20,000           801,600
KLA-Tencor Corp.*                                     20,000           931,600
Linear Technology Corp.                               50,000         1,938,000
MKS Instruments, Inc.*                                35,000           649,250
Maxim Integrated Products, Inc.                       35,000         1,483,650
Texas Instruments, Inc.                               30,000           738,600
                                                                   -----------
                                                                     6,542,700
                                                                   -----------

                                                                        MARKET
                                                    SHARES              VALUE
                                                  ----------          ----------
ENERGY - 9.50%
Devon Energy Corp.                                    52,000        $2,023,840
EOG Resources, Inc.                                   29,000         2,069,440
ExxonMobil Corp.                                      90,000         4,613,400
Nabors Industries Ltd.*                               50,000         2,564,500
Noble Corp.*                                          47,500         2,362,650
Patterson-UTI Energy, Inc.                           118,400         2,302,880
Peabody Energy Corp.                                  10,000           809,100
Schlumberger Ltd.                                     37,500         2,510,625
                                                                   -----------
                                                                    19,256,435
                                                                   -----------
FINANCIAL SERVICES - 4.70%
American Express Co.                                  70,000         3,945,900
American International Group, Inc.                    10,000           656,700
Chicago Mercantile Exchange                            7,000         1,600,900
HSBC Holdings PLC - ADR                               10,000           851,400
Wells Fargo & Co.                                     40,000         2,486,000
                                                                   -----------
                                                                     9,540,900
                                                                   -----------
FOOD PRODUCTS - 4.17%
Archer-Daniels-Midland Co.                           120,000         2,677,200
Bunge Ltd.                                            45,000         2,565,450
Corn Products International, Inc.                      9,000           482,040
Hershey Foods Corp.                                   20,000         1,110,800
Kellogg Co.                                           25,000         1,116,500
Martek Biosciences Corp.*                             10,000           512,000
                                                                   -----------
                                                                     8,463,990
                                                                   -----------
HEALTHCARE PRODUCTS - 11.84%
Amgen, Inc.*                                          35,000         2,245,250
Gilead Sciences, Inc.*                               118,000         4,128,820
Kyphon, Inc.*                                         61,000         1,571,360
Medtronic, Inc.                                      110,000         5,463,700
Novartis AG - ADR                                     60,000         3,032,400
Pfizer, Inc.                                          71,000         1,909,190
Stryker Corp.                                         67,500         3,256,875
Zimmer Holdings, Inc.*                                30,000         2,403,600
                                                                   -----------
                                                                    24,011,195
                                                                   -----------
HEALTHCARE SERVICES - 1.52%
UnitedHealth Group, Inc.                              35,000         3,081,050
                                                                   -----------

                                                              Semi-Annual Report

[BRAMWELL FUNDS LOGO]

                                                                        MARKET
                                                    SHARES              VALUE
                                                  ----------          ----------
INDUSTRIAL PRODUCTS - 14.53%
3M                                                    70,000        $5,744,900
Donaldson Co., Inc.                                   55,000         1,791,900
Emerson Electric Co.                                  40,000         2,804,000
General Electric Co.                                 175,000         6,387,500
Harsco Corp.                                          10,000           557,400
Illinois Tool Works, Inc.                             50,000         4,634,000
Ingersoll-Rand Co.                                    16,000         1,284,800
Molex, Inc., Class A                                 100,981         2,691,144
Parker-Hannifin Corp.                                 30,000         2,272,200
Pentair, Inc.                                         30,000         1,306,800
                                                                   -----------
                                                                    29,474,644
                                                                   -----------
INFORMATION PROCESSING
   EQUIPMENT - 9.65%
Dell Inc.*                                           200,000         8,428,000
Diebold, Inc.                                         57,000         3,176,610
EMC Corp.*                                           180,000         2,676,600
International Business
   Machines Corp.                                     42,000         4,140,360
Zebra Technologies Corp.*                             20,500         1,153,740
                                                                   -----------
                                                                    19,575,310
                                                                   -----------
INFORMATION PROCESSING
   SOFTWARE - 3.16%
Microsoft Corp.                                      115,000         3,071,650
Oracle Corp.*                                         50,000           686,000
SAP AG - ADR                                          60,000         2,652,600
                                                                   -----------
                                                                     6,410,250
                                                                   -----------
RESTAURANTS - 3.85%
Applebee's International, Inc.                        50,000         1,322,500
Cheesecake Factory, Inc.*                             50,000         1,623,500
Domino's Pizza, Inc.                                  50,000           890,000
McDonald's Corp.                                      65,000         2,083,900
Yum! Brands, Inc.                                     40,000         1,887,200
                                                                   -----------
                                                                     7,807,100
                                                                   -----------

                                                                        MARKET
                                                    SHARES              VALUE
                                                  ----------          ----------
RETAILING - 15.49%
Best Buy Co., Inc.                                   100,000        $5,942,000
Coach, Inc.*                                          50,000         2,820,000
Home Depot, Inc.                                      55,000         2,350,700
J.C. Penney Co., Inc.                                115,000         4,761,000
Lowe's Companies, Inc.                                20,000         1,151,800
PETsMART, Inc.                                        25,000           888,250
Staples, Inc.                                         70,000         2,359,700
Tiffany & Co.                                         45,000         1,438,650
Tractor Supply Co.*                                   25,000           930,250
Wal-Mart Stores, Inc.                                 50,000         2,641,000
Walgreen Co.                                         160,000         6,139,200
                                                                   -----------
                                                                    31,422,550
                                                                   -----------
TRANSPORTATION - 3.99%
Canadian Pacific Railway Ltd.                          5,000           172,050
FedEx Corp.                                           50,000         4,924,500
United Parcel Service, Inc.                           35,000         2,991,100
                                                                   -----------
                                                                     8,087,650
                                                                   -----------
TOTAL COMMON STOCKS
(Cost $147,952,363)                                                199,209,444
                                                                   -----------

                                                  PRINCIPAL
                                                    AMOUNT
                                                  ---------
VARIABLE RATE
DEMAND NOTE - 1.61%
U.S. Bancorp, 2.17%
(Cost $3,272,000)                                 $3,272,000         3,272,000
                                                                   -----------
TOTAL INVESTMENTS - 99.84%
(Cost $151,224,363)                                                202,481,444

OTHER ASSETS LESS LIABILITIES - 0.16%                                  323,580
                                                                   -----------
NET ASSETS - 100.00%
(10,209,202 shares outstanding)                                   $202,805,024
                                                                  ============
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                              $19.86
                                                                  ============
*Non-income producing security
See notes to financial statements.

Semi-Annual Report

                                                           [BRAMWELL FUNDS LOGO]

                              BRAMWELL FOCUS FUND

    DECEMBER 31, 2004 (UNAUDITED)The Bramwell Focus Fund is a no-load, non-diversified fund with a concentrated portfolio, normally comprised of 20-30 securities, that invests primarily in common stocks of companies that the
      Adviser believes have above-average growth potential. Because of its concentration, the Focus Fund should be regarded as a more aggressive portfolio than the Growth Fund in that the price movements of a single stock may have a greater positive or negative effect on overall portfolio performance.

                               INDUSTRY HOLDINGS
--------------------------------------------------------------------------------
Industrial Products                                                      17.1%
Information Processing Equipment                                          15.2
Healthcare Products                                                       12.4
Retailing                                                                 10.5
Food Products                                                              7.4
Business Services                                                          7.0
Energy                                                                     6.5
Transportation                                                             6.5
Automotive/Heavy Equipment                                                 4.9
Communications                                                             3.5
Variable Rate Demand Note                                                  3.4
Electronics                                                                2.8
Information Processing Software                                            2.5
Other Assets less Liabilities                                              0.3
                                                                       -------
                                                                        100.0%

                             MAJOR EQUITY HOLDINGS
--------------------------------------------------------------------------------
Emerson Electric                                                          5.0%
Paccar                                                                     4.9
Diebold                                                                    4.5
Ingersoll-Rand                                                             4.1
Bunge                                                                      4.0
Computer Sciences                                                          4.0
International Business Machines                                            4.0
Kyphon                                                                     3.9
Gilead Sciences                                                            3.5
Cisco Systems                                                              3.5
                                                                      --------
                                                                         41.4%

COMPARATIVE INVESTMENT         Dec.      One      Three      Five     Since
RETURNS (12/31/04)              Q        Year     Years     Years   Inception*
--------------------------------------------------------------------------------
BRAMWELL FOCUS FUND           10.92%     6.95%     2.12%    (3.62)%   (0.14)%
S&P 500/R Stock Index          9.23     10.88      3.60     (2.30)    (0.75)
Russell 1000/R Growth Index    9.17      6.30     (0.18)    (9.29)    (6.30)

*From October 31, 1999.

Returns shown for the Bramwell Focus Fund include the reinvestment of all dividends and are net of expenses. The annual expense ratio, which is contractually capped by the Adviser at 1.75% through December 31, 2005, favorably affected performance since inception. Past performance is not predictive of future performance. Investment returns and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

Returns for periods greater than one year are compound average annual rates of return. Standard & Poor's 500/R Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000/R Growth Index is a market capitalization-weighted index of the 1,000 largest U.S. domiciled companies with higher price-to-book ratios and higher growth rates.

                                                              Semi-Annual Report

[BRAMWELL FUNDS LOGO]

                              BRAMWELL FOCUS FUND

            PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)

                                                                        MARKET
                                                    SHARES              VALUE
                                                  ----------          ----------
COMMON STOCKS - 96.31%
AUTOMOTIVE/HEAVY
   Equipment - 4.89%
Paccar, Inc.                                           6,000          $482,880
BUSINESS SERVICES - 6.97%
Computer Sciences Corp.*                               7,000           394,590
Robert Half International, Inc.                       10,000           294,300
                                                                   -----------
                                                                       688,890
                                                                   -----------
COMMUNICATIONS - 3.52%
Cisco Systems, Inc.*                                  18,000           347,400
                                                                   -----------
ELECTRONICS - 2.84%
Cree, Inc.*                                            7,000           280,560
                                                                   -----------
ENERGY - 6.46%
Devon Energy Corp.                                     5,000           194,600
Nabors Industries Ltd.*                                3,800           194,902
Noble Corp.*                                           5,000           248,700
                                                                   -----------
                                                                       638,202
                                                                   -----------
FOOD PRODUCTS - 7.42%
Archer-Daniels-Midland Co.                            15,000           334,650
Bunge Ltd.                                             7,000           399,070
                                                                   -----------
                                                                       733,720
                                                                   -----------
HEALTHCARE PRODUCTS - 12.41%
Gilead Sciences, Inc.*                                10,000           349,900
Kyphon, Inc.*                                         15,000           386,400
Medtronic, Inc.                                        5,000           248,350
Stryker Corp.                                          5,000           241,250
                                                                   -----------
                                                                     1,225,900
                                                                   -----------
INDUSTRIAL PRODUCTS - 17.12%
3M                                                     3,000           246,210
Donaldson Co., Inc.                                   10,000           325,800
Emerson Electric Co.                                   7,000           490,700
Ingersoll-Rand Co.                                     5,000           401,500
Parker-Hannifin Corp.                                  3,000           227,220
                                                                   -----------
                                                                     1,691,430
                                                                   -----------
INFORMATION PROCESSING
   EQUIPMENT - 15.22%
Dell Inc.*                                             8,000           337,120
                                                                   -----------

                                                                        MARKET
                                                    SHARES              VALUE
                                                  ----------          ----------
INFORMATION PROCESSING
   EQUIPMENT - 15.22% (CONT'D)
Diebold, Inc.                                          8,000          $445,840
EMC Corp.*                                            22,000           327,140
International Business
   Machines Corp.                                      4,000           394,320
                                                                   -----------
                                                                     1,504,420
                                                                   -----------
INFORMATION PROCESSING
   SOFTWARE - 2.46%
SAP AG - ADR                                           5,500           243,155
                                                                   -----------
RETAILING - 10.55%
Best Buy Co., Inc.                                     4,000           237,680
Coach, Inc.*                                           6,000           338,400
J.C. Penney Co., Inc.                                  8,000           331,200
Staples, Inc.                                          4,000           134,840
                                                                   -----------
                                                                     1,042,120
                                                                   -----------
TRANSPORTATION - 6.45%
FedEx Corp.                                            3,000           295,470
United Parcel Service, Inc.                            4,000           341,840
                                                                   -----------
                                                                       637,310
                                                                   -----------
TOTAL COMMON STOCKS
(Cost $8,327,073)                                                    9,515,987
                                                                   -----------
                                                  PRINCIPAL
                                                    AMOUNT
                                                  ----------
VARIABLE RATE
DEMAND NOTE - 3.36%
U.S. Bancorp, 2.17%
(Cost $332,000)                                     $332,000           332,000
                                                                   -----------
TOTAL INVESTMENTS - 99.67%
(Cost $8,659,073)                                                    9,847,987

OTHER ASSETS LESS LIABILITIES - 0.33%                                   33,026
                                                                   -----------
NET ASSETS - 100.00%
(1,003,049 shares outstanding)                                      $9,881,013
                                                                   ===========
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                               $9.85
                                                                   ===========
*Non-income producing security
See notes to financial statements.

Semi-Annual Report

                                                           [BRAMWELL FUNDS LOGO]

                            THE BRAMWELL FUNDS, INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                         DECEMBER 31, 2004 (UNAUDITED)

                                                 GROWTH FUND       FOCUS FUND
                                                 -----------       ----------
ASSETS:
Investments at value (cost $151,224,363 and
  $8,659,073, respectively)                     $202,481,444        $9,847,987
Receivable for securities sold                     1,138,463           313,844
Receivable for fund shares sold                        9,929                 -
Dividends and interest receivable                    198,773            17,547
Prepaid and other assets                              35,554             9,238
Receivable from Adviser                                    -             9,097
                                               -------------     -------------
Total Assets                                     203,864,163        10,197,713
                                               -------------     -------------

LIABILITIES:
Payable for securities purchased                     768,383           287,088
Accrued investment advisory fees                     171,561             8,320
Accrued expenses                                      76,305            19,212
Accrued distribution fees                             42,890             2,080
                                               -------------     -------------
Total Liabilities                                  1,059,139           316,700
                                               -------------     -------------
NET ASSETS                                      $202,805,024        $9,881,013
                                               =============     =============

NET ASSETS CONSIST OF:
Capital stock                                   $146,712,821       $10,046,469
Accumulated net realized gain
  (loss) on investments                            5,431,548       (1,316,855)
Net unrealized appreciation on investments        51,257,081         1,188,914
Undistributed net investment loss                  (596,426)          (37,515)
                                               -------------     -------------
NET ASSETS                                      $202,805,024        $9,881,013
                                               =============     =============

CAPITAL STOCK, $.0001 par value
Authorized                                       200,000,000       200,000,000
Issued and outstanding                            10,209,202         1,003,049

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE                          $19.86             $9.85
                                                      ======            ======

See notes to financial statements.

                                                              Semi-Annual Report

[BRAMWELL FUNDS LOGO]

                            THE BRAMWELL FUNDS, INC.

                            STATEMENTS OF OPERATIONS

                            FOR THE SIX MONTHS ENDED
                         DECEMBER 31, 2004 (UNAUDITED)

                                                 GROWTH FUND       FOCUS FUND
                                                 -----------       ----------
INVESTMENT INCOME:
Dividends                                         $1,067,504           $43,605
Interest                                              54,259             3,619
                                               -------------     -------------
Total Investment Income                            1,121,763            47,224
                                               -------------     -------------

EXPENSES:
Investment advisory fees                           1,019,937            48,422
Distribution fees                                    254,984            12,106
Fund administration and accounting fees              107,709            30,247
Professional fees                                    103,519             8,625
Shareholder servicing fees                            87,440             8,393
Reports to shareholders                               33,756             1,597
Custody fees                                          26,186             3,513
State registration fees                               20,571             7,488
Chief Compliance Officer expense                      19,726               925
Directors' fees                                       19,179            14,582
Other                                                 25,182             3,135
                                               -------------     -------------
Total expenses before waiver                       1,718,189           139,033
Waiver of expenses and fees                                -          (54,294)
                                               -------------     -------------
Net Expenses                                       1,718,189            84,739
                                               -------------     -------------
NET INVESTMENT LOSS                                (596,426)          (37,515)
                                               -------------     -------------

REALIZED AND UNREALIZED GAINS:
Net realized gain on investments                   9,758,270           419,017
Change in net unrealized appreciation/
  depreciation on investments                    (1,492,025)          (55,030)
                                               -------------     -------------

Net Gain on Investments                            8,266,245           363,987
                                               -------------     -------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                         $7,669,819          $326,472
                                               =============      ============

See notes to financial statements.

Semi-Annual Report

                                                           [BRAMWELL FUNDS LOGO]

                              BRAMWELL GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS ENDED      FISCAL YEAR
                                             DECEMBER 31, 2004        ENDED
                                                (UNAUDITED)       JUNE 30, 2004
                                              ---------------    ---------------
OPERATIONS:
Net investment loss                               $(596,426)      $(1,908,790)
Net realized gain on investments                   9,758,270        16,388,420
Change in net unrealized appreciation/
  depreciation on investments                    (1,492,025)        13,420,269
                                               -------------     -------------
Net increase in net assets resulting
  from operations                                  7,669,819        27,899,899
                                               -------------     -------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                       7,251,363        34,124,829
Proceeds from reinvestment of dividends            3,366,716                 -
Redemption of shares                            (28,868,123)      (74,607,503)
Redemption fees                                          363             4,886
                                               -------------     -------------
Net decrease in net assets resulting from
  capital share transactions                    (18,249,681)      (40,477,788)
                                               -------------     -------------

DIVIDENDS PAID FROM:
Net realized gains                               (3,793,293)                 -
                                               -------------     -------------
TOTAL DECREASE IN NET ASSETS                    (14,373,155)      (12,577,889)

NET ASSETS:
Beginning of period                              217,178,179       229,756,068
                                               -------------     -------------
END OF PERIOD                                   $202,805,024      $217,178,179
                                               =============     =============

TRANSACTIONS IN SHARES:
Shares sold                                          384,658         1,822,712
Dividends reinvested                                 174,804                 -
Shares redeemed                                  (1,527,456)       (3,958,597)
                                               -------------     -------------
Net decrease                                       (967,994)       (2,135,885)
                                               =============     =============

See notes to financial statements.

                                                              Semi-Annual Report

[BRAMWELL FUNDS LOGO]

                              BRAMWELL FOCUS FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS ENDED      FISCAL YEAR
                                             DECEMBER 31, 2004        ENDED
                                                (UNAUDITED)       JUNE 30, 2004
                                              ---------------    ---------------
OPERATIONS:
Net investment loss                                $(37,515)        $(103,281)
Net realized gain on investments                     419,017         1,165,151
Change in net unrealized appreciation/
  depreciation on investments                       (55,030)           610,688
                                               -------------     -------------
Net increase in net assets resulting
  from operations                                    326,472         1,672,558
                                               -------------     -------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                         152,907         2,970,355
Redemption of shares                             (1,514,194)       (3,007,604)
Redemption fees                                          243                23
                                               -------------     -------------
Net decrease in net assets resulting from
  capital share transactions                     (1,361,044)          (37,226)
                                               -------------     -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS          (1,034,572)         1,635,332

NET ASSETS:
Beginning of period                               10,915,585         9,280,253
                                               -------------     -------------
END OF PERIOD                                     $9,881,013       $10,915,585
                                               =============     =============

TRANSACTIONS IN SHARES:
Shares sold                                           16,626           336,685
Shares redeemed                                    (166,253)         (331,485)
                                               -------------     -------------
Net increase (decrease)                            (149,627)             5,200
                                               =============     =============

See notes to financial statements.

Semi-Annual Report

                                                           [BRAMWELL FUNDS LOGO]

                          THE BRAMWELL FUNDS, INC.

                            FINANCIAL HIGHLIGHTS

                                                                                 GROWTH FUND
                                           --------------------------------------------------------------------------------------
                                             SIX MONTHS       FISCAL         FISCAL         FISCAL         FISCAL         FISCAL
                                               ENDED           YEAR           YEAR           YEAR           YEAR           YEAR
                                            DECEMBER 31,      ENDED          ENDED          ENDED          ENDED          ENDED
                                                2004         JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
SELECTED PER SHARE DATA(1)                  (UNAUDITED)        2004           2003           2002           2001           2000
                                           -------------  -------------  -------------  -------------  -------------  -------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                                   $   19.43     $    17.26     $    18.70     $    23.00     $    30.48     $    26.07

INCOME FROM INVESTMENT
  OPERATIONS:
Net investment loss                              (0.06)         (0.17)         (0.15)         (0.16)         (0.10)         (0.27)
Net realized and unrealized
  gains (losses) on securities                     0.86           2.34         (1.29)         (2.53)         (5.16)           5.91
                                             ----------     ----------     ----------     ----------     ----------     ----------

TOTAL FROM INVESTMENT
  OPERATIONS                                       0.80           2.17         (1.44)         (2.69)         (5.26)           5.64

LESS DISTRIBUTIONS:
Distributions from capital gains                 (0.37)              -              -         (1.61)         (2.22)         (1.23)
                                             ----------     ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD                $   19.86     $    19.43     $    17.26     $    18.70     $    23.00     $    30.48
                                             ==========     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN(2)                                   4.16%         12.57%        (7.70)%       (11.94)%       (18.36)%         22.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)               $202,805       $217,178       $229,756       $191,395       $221,630       $275,976
Ratio of expenses to average
  net assets(3)                                   1.68%          1.64%          1.68%          1.63%          1.53%          1.54%
Ratio of net investment
  loss to average net assets(3)                 (0.58)%        (0.81)%        (1.01)%        (0.84)%        (0.37)%        (0.93)%

Portfolio turnover rate(2)                          34%            47%            51%            66%            57%            25%


(1) Information presented relates to a share of capital stock outstanding for the entire period.

(2)  Not annualized for periods less than a full year.

(3)  Annualized for periods less than a full year.

     Note: The Financial Highlights table is intended to help you understand the financial performance of the Growth Fund for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

See notes to financial statements.

                                                              Semi-Annual Report

[BRAMWELL FUNDS LOGO]

                          THE BRAMWELL FUNDS, INC.

                            FINANCIAL HIGHLIGHTS

                                                                                  FOCUS FUND
                                           --------------------------------------------------------------------------------------
                                             SIX MONTHS       FISCAL         FISCAL         FISCAL         FISCAL         FISCAL
                                               ENDED           YEAR           YEAR           YEAR           YEAR           YEAR
                                            DECEMBER 31,      ENDED          ENDED          ENDED          ENDED          ENDED
                                                2004         JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
SELECTED PER SHARE DATA(1)                  (UNAUDITED)        2004           2003           2002           2001         2000(2)
                                           -------------  -------------  -------------  -------------  -------------  -------------

NET ASSET VALUE, BEGINNING
  OF PERIOD                                       $9.47     $     8.09     $     8.87     $     9.89      $   12.26      $   10.00

INCOME FROM INVESTMENT
  OPERATIONS:
Net investment loss                              (0.04)         (0.09)         (0.08)         (0.10)         (0.06)         (0.04)
Net realized and unrealized
  gains (losses) on securities                     0.42           1.47         (0.70)         (0.92)         (2.22)           2.30
                                             ----------     ----------     ----------     ----------     ----------     ----------

TOTAL FROM INVESTMENT
  OPERATIONS                                       0.38           1.38         (0.78)         (1.02)         (2.28)           2.26

LESS DISTRIBUTIONS:
Distributions from capital gains                      -              -              -              -         (0.09)              -
                                             ----------     ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD                  $  9.85      $    9.47     $     8.09     $     8.87      $    9.89       $  12.26
                                             ==========     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN(3)                                   4.01%         17.06%        (8.79)%       (10.31)%       (18.69)%         22.60%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                 $9,881        $10,916         $9,280         $6,623         $7,134         $6,452
Ratio of expenses to average
  net assets(4),(5)                               1.75%          1.75%          1.75%          1.75%          1.75%          1.75%
Ratio of net investment
  loss to average net assets(4),(5)             (0.78)%        (0.91)%        (1.25)%        (1.11)%        (0.57)%        (0.69)%

Portfolio turnover rate(3)                          99%           172%           154%           138%           117%            66%


(1) Information presented relates to a share of capital stock outstanding for the entire period.

(2)  From October 31, 1999.

(3)  Not annualized for periods less than a full year.

(4) Net of reimbursements and waivers for the Focus Fund. Absent reimbursements and waivers of expenses by the Adviser, the ratio of expenses and net investment loss to average net assets for the six months ended December 31, 2004 and the years ended June 30, 2004, June 30, 2003, June 30, 2002, June 30, 2001 and the period ended June 30, 2000, would have been 2.87% and (1.90)%, 2.58% and (1.74)%, 3.09% and (2.59)%, 3.28% and (2.64)%, 3.10% and
     (1.92)%, and 5.46% and (4.40)%, respectively.

(5)  Annualized for periods less than a full year.

     Note: The Financial Highlights table is intended to help you understand the financial performance of the Focus Fund for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

See notes to financial statements.

Semi-Annual Report

                                                           [BRAMWELL FUNDS LOGO]

                            THE BRAMWELL FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS

                         DECEMBER 31, 2004 (UNAUDITED)

1. ORGANIZATION

The Bramwell Funds, Inc. (the "Funds") was incorporated on June 3, 1994 and is registered as an open-end, management investment company organized as a series fund under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Funds consist of two investment portfolios: the Bramwell Growth Fund and the Bramwell Focus Fund. The Bramwell Growth Fund, which is a separate diversified portfolio, commenced operations on August 1, 1994. The Bramwell Focus Fund, which is a separate non-diversified portfolio, was launched on November 1, 1999. Bramwell Capital Management, Inc. ("BramCap") is the Funds' investment adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

a) Investment Valuation

A security listed or traded on a recognized stock exchange is valued at its last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported at that time, the most current bid price will be used. Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP"). All other securities for which over-the-counter market quotations are readily available are valued at the most current bid price. Debt securities which will mature in more than 60 days, as well as equity securities, are valued at prices furnished by a pricing service approved by the Board of Directors.

Whenever a furnished price is significantly different from the previous day's furnished price, BramCap will review the price to determine if it is appropriate. Debt securities which will mature in 60 days or less are valued at amortized cost, which approximates market value. Variable rate demand notes are valued at cost which approximates market value. These notes are unsecured and could present credit risk to the extent the issuer defaults on its payment obligation. The credit-worthiness of the issuer is monitored and these notes have been determined by BramCap to present minimal credit risk. When quotations are not readily available or are unreliable, investments are valued at fair value according to procedures adopted by the Board of Directors.

                                                              Semi-Annual Report

[BRAMWELL FUNDS LOGO]

b) Option Contracts

The Funds may write covered put or call options. Premiums received by a Fund upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. When an option expires, is exercised, or is closed, the Fund realizes a gain or loss, and the liability is eliminated. The Fund continues to bear the risk of adverse movements in the price of the underlying asset during the period in which the option is outstanding, although any potential loss during the period would be reduced by the amount of the option premium received.

c) Short Sales

The Funds may make limited short sales of securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. To complete such a transaction, the Funds must borrow the security to deliver to the buyer upon the short sale; the Funds are then obligated to replace the security borrowed by purchasing it in the open market at some later date.

When a Fund sells a security short, an amount equal to the sales proceeds is included in the Statement of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short.

The Funds will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. Each Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These collateralized assets are subsequently marked to market on a daily basis.

Each Fund is liable for any dividends paid on securities sold short. Dividends on short sales are included as Dividends on Short Positions in the Statements of Operations.

d) Expenses

The Funds are charged for those expenses that are directly attributable to each Fund, such as investment advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among the portfolios in proportion to their respective net assets.

e) Federal Income Taxes

The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Semi-Annual Report

                                                           [BRAMWELL FUNDS LOGO]

f) Distributions to Shareholders

Dividends, if any, from net investment income are declared and paid annually in the December calendar quarter. Distributions of net realized capital gains, if any, will be declared at least annually. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America.

g) Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

h) Other

Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3. INVESTMENT TRANSACTIONS

Purchases and sales of securities, excluding short-term investments, for the six months ended December 31, 2004 were as follows:

                   Growth Fund          Focus Fund
---------------------------------------------------
Purchases          $67,221,127          $9,099,910
Sales               87,573,459          10,281,176

There were no purchases or sales of long-term U.S. government securities. At December 31, 2004, gross unrealized appreciation and depreciation of investments, based on aggregate cost for federal income tax purposes were as follows:

                                  Growth Fund               Focus Fund
------------------------------------------------------------------------
Cost                             $151,402,574               $8,659,073
                                =============            =============

Gross
unrealized
appreciation                     $ 51,439,406               $1,212,960
Gross
unrealized
depreciation                        (360,536)                 (24,046)
                                -------------            -------------

Net unrealized
appreciation
on investments                   $ 51,078,870               $1,188,914
                                =============            =============

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Of the gross appreciation on investments, 84% and 25% (unaudited) is attributable to securities held greater than 12 months at December 31, 2004, for the Growth Fund and Focus Fund, respectively.

                                                              Semi-Annual Report

[BRAMWELL FUNDS LOGO]

As of June 30, 2004 the components of accumulated earnings (deficit) on a tax basis were as follows:

                                  Growth Fund               Focus Fund
Accumulated
capital and
other losses                       $(164,306)             $(1,722,303)
Unrealized
appreciation
(depreciation)
on investments                     52,379,983                1,230,375
                                -------------            -------------

Total accumulated
earnings (deficit)                $52,215,677            $   (491,928)
                                =============            =============

At June 30, 2004, the Growth Fund and Focus Fund had total accumulated capital loss carryforwards of $164,306 and $1,722,303, respectively, with $0 and $799,027 expiring in 2010 and $164,306 and $923,276 expiring in 2011, respectively. To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryforwards.

The Growth Fund and Focus Fund utilized $5,902,701 and $580,038, respectively, of its capital loss carryforwards during the year ended June 30, 2004.

4. INVESTMENT ADVISORY AGREEMENTS

The Funds have agreements with BramCap, with whom certain officers and a director of the Funds are affiliated, to furnish investment advisory services to the Funds. The agreements are for one-year periods and require board approval on an annual basis. Under the terms of the agreements, the Funds will pay BramCap a monthly fee at the annual rate of 1.00% on average daily net assets of each Fund. The Funds' investment adviser has voluntarily agreed to limit the total expenses of each Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.75% of each Fund's average net assets through December 31, 2005. After such date, the expense limitation may be terminated or revised at any time. For the six months ended December 31, 2004, the Adviser reimbursed the Focus Fund $54,294. The expense ratio for the Growth Fund for the six months ended December 31, 2004 was 1.68%.

5. DISTRIBUTION PLANS

The Funds have adopted Service and Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets.

6. REDEMPTION FEES

A 2% redemption fee will be charged on Fund shares that are redeemed within 30 days of purchase (including redemptions in connection with the exchange privilege between the two Funds or the money market funds). THE REDEMPTION FEE DOES NOT APPLY TO AMOUNTS EQUAL TO OR LESS THAN $10,000 AND EXCLUDES IRA OR OTHER RETIREMENT ACCOUNTS AND COVERDELL ACCOUNTS, AS WELL AS EXCHANGES SOLELY BETWEEN THE MONEY MARKET FUNDS. The fee is calculated on the NAV of the shares being redeemed and is deducted from the redemption proceeds. Shares held longest will be treated as redeemed first. The redemption fee will not be applied to redemptions of shares acquired through the reinvestment of dividends or distributions. All redemption fees will be paid to the applicable Fund and will help offset brokerage commissions, market impact, and other costs associated with short-term trading.

Semi-Annual Report

                                                           [BRAMWELL FUNDS LOGO]

                            THE BRAMWELL FUNDS, INC.

                                EXPENSE EXAMPLE

                            FOR THE SIX MONTHS ENDED
                         DECEMBER 31, 2004 (UNAUDITED)

As a shareholder of The Bramwell Funds (the "Funds"), you incur two types of costs: (1) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses; and (2) transaction costs, including redemption fees on certain redemptions. This Example is intended to help you understand your ongoing operational costs (in dollars) of investing in the Funds and to compare these costs with the ongoing operational costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004 (the "period").

ACTUAL EXPENSES

The lines marked "Actual" in the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The lines marked "Hypothetical" in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of either of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing operational costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the lines marked "Hypothetical" in the table are useful in comparing ongoing operational costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

 EXPENSE EXAMPLE
                                  BEGINNING     ENDING ACCOUNT  EXPENSES PAID
                                ACCOUNT VALUE        VALUE    DURING THE PERIOD
                                   7/1/04          12/31/04   7/1/04 - 12/31/04
BRAMWELL GROWTH FUND
   Actual                         $1,000.00       $1,041.60        $8.67(a)
   Hypothetical
     (5% return before expenses)  $1,000.00       $1,016.51        $8.56(a)
BRAMWELL FOCUS FUND
   Actual                         $1,000.00       $1,040.10        $9.00(b)
   Hypothetical
     (5% return before expenses)  $1,000.00       $1,016.18        $8.89(b)

(a) Expenses are equal to the Fund's annualized expense ratio of 1.68%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                              Semi-Annual Report

                             [BRAMWELL FUNDS LOGO]

                         1-800-BRAMCAP (1-800-272-6227)
                             WWW.BRAMWELLFUNDS.COM

                               BOARD OF DIRECTORS

ELIZABETH R. BRAMWELL, CFA
President, Chief Investment
  and Financial Officer
The Bramwell Funds, Inc.

THEODORE J. COBURN
President
Coburn Group

DARLENE T. DEREMER
Managing Director
Putnam Lovell NBF

GEORGE F. KEANE
President Emeritus
The Common Fund

JAMES C. SARGENT
Former Commissioner
Securities & Exchange Commission

MARTHA R. SEGER, PH.D.
Former Governor
Federal Reserve Board

                                    OFFICERS

                           ELIZABETH R. BRAMWELL, CFA
                          President, Chief Investment
                             and Financial Officer

                               DONALD G. ALLISON
                           Chief Compliance Officer,
                            Secretary and Treasurer

                              MARGARET A. BANCROFT
                              Assistant Secretary

                               INVESTMENT ADVISER
                       Bramwell Capital Management, Inc.

                                 ADMINISTRATOR
                            UMB Fund Services, Inc.

                                    COUNSEL
                                  Dechert LLP

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP

                                   CUSTODIAN
                            U.S. Bank Trust Services

                                 TRANSFER AGENT
                                  AND DIVIDEND
                                DISBURSING AGENT
                        U.S. Bancorp Fund Services, LLC

PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Bramwell Funds at (800) 272-6227; and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling The Bramwell Funds at (800) 272-6227, and (ii) on the SEC's website at www.sec.gov.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Funds will file their complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q will be available (i) on the SEC's website at www.sec.gov; and (ii) available for review and copying at the SEC's Public Reference Room in Washington, D.C. and information about the operations which may be obtained by calling 800-SEC-0330.

This financial statement is submitted for the general information of the shareholders of The Bramwell Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                                                                     BR-410-0205

ITEM 2.  CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule of investments in securities of unaffiliated issuers is included as part of the reports to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF  CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES

(a) The Principal Executive and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in Registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)
     (1) Not applicable to semi-annual reports.

     (2) Certifications, as required by Rule 30a-2(a) under the Investment Company Act of 1940, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Bramwell Funds, Inc.


/s/ Elizabeth R. Bramwell

Elizabeth R. Bramwell
Principal Executive Officer and Principal Financial Officer
February 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Elizabeth R. Bramwell

Elizabeth R. Bramwell
Principal Executive Officer and Principal Financial Officer
February 15, 2005